Subsequent Events (Tables)	9 Months Ended
Dec. 31, 2013
Subsequent Events Tables
Schedule of charter in of ten dry bulk vessels
Vessel Type	Year Built	DWT	Where Built	Daily Base Rate	Earliest Expiry
Post-Panamax	2010	93,000	China	$13,250	28-Oct-14 (1)
Post-Panamax	2011	93,000	China	$13,500	31-Oct-14 (2)
Kamsarmax	2009	82,500	Japan	$14,500	28-Feb-15 (3)
Kamsarmax	2012	82,000	South Korea	$15,500	31-Jul-17 (4)
Kamsarmax	2012	81,500	South Korea	$14,500	31-Dec-14 (5)
Kamsarmax	2011	81,500	South Korea	$15,000	31-Jan-16 (6)
Kamsarmax	2012	81,000	South Korea	$15,000	28-Feb-15 (7)
Kamsarmax	2012	79,500	China	$14,000	1-Jan-15 (8)
Panamax	2004	77,500	China	$14,000	31-Jan-17 (9)
Panamax	2014	77,000	Japan	$16,000	31-Mar-15 (10)
Panamax	2009	76,500	Japan	$15,900	23-Jun-14 (11)
Panamax	2007	75,500	South Korea	$13,750	28-Feb-14 (12)
Ultramax	2010	61,000	Japan	$14,200	1-Apr-17 (13)
Supramax	2010	58,000	China	$14,250	31-Dec-16 (14)
Supramax	2011	58,000	China	$13,750	31-Jan-15 (15)
Supramax	2015	55,000	Japan	$14,000	30-Jun-18 (16)
Handymax	2002	48,500	Japan	$12,000	31-Jan-17 (17)
Total TC DWT		1,261,000

(1)          This vessel has been time chartered-in for eight to 10 months at Company’s option at $13,250 per day. The vessel was delivered on February 23, 2014.

(2)           This vessel has been time chartered-in for seven to nine months at the Company’s option at $13,500 per day. The vessel was delivered on March 24, 2014.

(3)           This vessel has been time chartered-in for 11 to 13 months at the Company’s option at $14,500 per day. The Company has the option to extend this time charter for one year at $15,500 per day. The vessel was delivered on March 8, 2014.

(4)           This vessel has been time chartered-in for 39 to 44 months at the Company’s option at $15,500 per day. The Company has the option to extend this time charter for one year at $16,300 per day. The vessel is expected to be delivered in April 2014.

(5)           This vessel has been time chartered-in for 10 to 12 months at Company’s option at $14,500 per day. The vessel was delivered on February 7, 2014.

(6)           This vessel has been time-chartered in for 23 to 28 months at the Company’s option at $15,000 per day. The Company has the option to extend the charter for an additional 11 to 13 months at $16,000 per day. This vessel was delivered on February 15, 2014.

(7)           This vessel has been time chartered-in for 12 to 14 months at Company’s option at $15,000 per day. The vessel was delivered on February 10, 2014.

(8)           This vessel has been time chartered-in for 11 to 14 month at the Company’s option at $14,000 per day. The Company has the option to extend the charter for an additional 11 to 14 months at $14,750 per day. This vessel was delivered on February 23, 2014.

(9)           This vessel has been time-chartered in for 32 to 38 months at the Company’s option at $14,000 per day. The vessel is expected to be delivered by June 2014.

(10)         This vessel has been time chartered-in for 12 to 13 months at Company’s option at $16,000 per day. The vessel was delivered on March 4, 2014.

(11)         This vessel has been time chartered-in for five to seven months at Company’s option at $15,900 per day. The vessel was delivered on January 23, 2014.

(12)         This vessel has been time chartered-in for 11 to 13 months at the Company’s option at $13,750 per day. The Company has the option to extend the charter for an additional year at $14,750 per day. The vessel was delivered on March 14, 2014.

(13)          This vessel has been time-chartered in for three years at $14,200 per day. The Company has options to extend the charter for up to three consecutive one year periods at $15,200 per day, $16,200 per day and $17,200 per day, respectively. This vessel is expected to be delivered during April 2014.

(14)          This vessel has been time-chartered in for 20 to 24 month at the Company’s option at $14,250 per day. The Company has the option to extend the charter for an additional 10 to 12 months at $14,850 per day. This vessel is expected to be delivered during the second quarter of 2014.

(15)          This vessel has been time-chartered in for ten to 13 month at the Company’s option at $13,750 per day. This vessel was delivered on March 18, 2014.

(16)          This vessel has been time-chartered in for three years at $14,000 per day. The Company has options to extend the charter for up to two consecutive one year periods at $15,000 per day and $16,000 per day, respectively. This vessel is expected to be delivered during the first half of 2015.

(17)          This vessel has been time chartered-in for 34 to 37 months at the Company’s option at $12,000 per day. The Company has options to extend the charter for up to three consecutive one year periods at $12,750 per day, $13,600 per day and $14,800 per day, respectively. This vessel is expected to be delivered during April 2014.